Schedule of Outstanding Warrants (Details) - shares	Mar. 31, 2025	Mar. 28, 2025	Dec. 31, 2024	Jul. 26, 2024	May 31, 2024	Apr. 18, 2024	Dec. 31, 2023		Sep. 12, 2023
Class of Warrant or Right [Line Items]
Total	20,256,808		10,923,158	698,812		196,500	1,341,217	[1]
Warrant [Member]
Class of Warrant or Right [Line Items]
Total			10,923,158	600,000	53,490	75,988	1,341,217
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Total	191,217		191,217				191,217	[1]	1,912,514
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Total	1,150,000		1,150,000				1,150,000	[1]
Restricted Stock [Member]
Class of Warrant or Right [Line Items]
Total	640,000		640,000					[1]
Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Total	1,006,521		453,871					[1]
Series A Warrant [Member]
Class of Warrant or Right [Line Items]
Total	1,051,635		1,051,635					[1]
Series B Warrant [Member]
Class of Warrant or Right [Line Items]
Total	689,335		689,335					[1]
Series B1 Warrant [Member]
Class of Warrant or Right [Line Items]
Total	762,300		762,300					[1]
Series C1 Warrant [Member]
Class of Warrant or Right [Line Items]
Total	815,000		815,000					[1]
Series D Warrant [Member]
Class of Warrant or Right [Line Items]
Total	1,069,800		1,069,800					[1]
Series E Warrant [Member]
Class of Warrant or Right [Line Items]
Total	2,050,000		2,050,000					[1]
Series F Warrant [Member]
Class of Warrant or Right [Line Items]
Total	2,050,000		2,050,000					[1]
Series G Warrant [Member]
Class of Warrant or Right [Line Items]
Total	6,053,000
Pre Funded Series G Warrants [Member]
Class of Warrant or Right [Line Items]
Total	2,728,000	2,728,000

[1]	Retrospectively restated for reverse recapitalization.